Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2017	2018	2019
	(in thousands)
Trade receivables	$18,754	$16,758	$11,957
Contract assets	3,112	2,707	1,587
Unbilled revenue	355	105	—
Unissued credit notes	(485)	(1,094)	(848)
Provisions on trade receivables	(810)	(2,592)	(2,719)
Net trade receivables	$20,926	$15,884	$9,977

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2017	$688	$664	$1,352	$46	$1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	904	660	1,564	32	1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	990	1,051	2,041	352	1,689
Arising (released) during the year	94	190	284	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	$1,063	$842	$1,905	$—	$1,905

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2017	2018	2019
	(in thousands)
At January 1,	$628	$810	$2,592
Charge for the year	182	1,782	515
Utilized amounts	$—	$—	$(388)
At year end	$810	$2,592	$2,719

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086